Business Segment Information, Income Before Income Taxes (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012	Nov. 27, 2011	Nov. 28, 2010
Segment Reporting Information [Line Items]
Asset impairment charges	$ 835	$ 58	$ 27,031	$ 5,777	$ 6,865
Corporate
Segment Reporting Information [Line Items]
Asset impairment charges			$ 18,800